REVENUE	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
REVENUE

20.	REVENUE

A summary of the Company’s revenue disaggregated by segment for the years ended June 30, 2024, 2025 and 2026, respectively, are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
At a point in time
Events curation
— external	894,643	763,006	729,802	4,488
— related party	—	135,790	164,885	1,014
	894,643	898,796	894,687	5,502

Consultancy and management
— Club events
— external	1,420,005	1,515,842	1,430,151	8,794
— related party	—	100	—	—
— Commission from beverage products	71,447	159,118	142,733	879
	1,491,452	1,675,060	1,572,884	9,673

Restaurant operation	112,708	92,478	73,095	450
Total revenue from the transfer of goods and services at a point in time	2,498,803	2,666,334	2,540,666	15,625

Over time
Consultancy and management
— Club management services	567,333	592,998	386,746	2,378
— Sponsorship and advertising	111,980	212,244	137,136	843
Total revenue from the transfer of goods and services over time	679,313	805,242	523,882	3,221

Sub-leasing revenue	283,119	67,346	102,553	631
Total revenue	3,461,235	3,538,922	3,167,101	19,477

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

All contracts have a duration of one year or less, hence contract liabilities at the beginning of the period are recognized as revenue during the period. During the years ended June 30, 2024, 2025 and 2026, JPY50,416 thousand, JPY253 thousand and JPY348 thousand of revenue recognized that was included in the contract liabilities at the beginning of the period.

Transaction price allocated to the remaining performance obligations

Transaction price allocated to the remaining performance obligations represents all future, contracted revenue that has not yet been recognized. As of June 30, 2026, total remaining performance obligations was approximately JPY126,773 thousand.

The following table presents the amount of the transaction price allocated to the remaining performance obligations expected to be recognized as revenue when performance obligations are satisfied:

Years ending June 30,	JPY’000
2027	114,306
2028	11,634
2029	833
Total	126,773